Commitments And Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Future Minimum Annual Rentals Applicable To Noncancelable Operating Leases

	Current Lease Term	Lease Extension Options	Total
Year ending December 31:
2012	$81	$—	$81
2013	68	1	69
2014	50	2	52
2015	44	4	48
2016	36	6	42
Thereafter	128	164	292

Future minimum lease payments	$407	$177	584

Less: Sublease rental income			(65)

Net minimum future lease payments			$519

Accrued Liability For Environmental Remediation Classified In The Balance Sheet

	December 31,
	2011	2010
Accrued liabilities	$35	$29
Other deferred credits and liabilities	75	86

	$110	$115

Changes In The Accrued Liability For Environmental Remediation

	2011	2010	2009
Balance at beginning of period	$115	$116	$123
Accruals	25	28	32
Payments	(31)	(31)	(39)
Other	1	2	—

Balance at end of period	$110	$115	$116